FINANCIAL INCOME (LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INCOME (LOSS), NET [Abstract]
SCHEDULE OF FINANCIAL INCOME (LOSS), NET
	Year ended December 31,
	2013	2012	2011

Interest income	$169	$301	$421
Bank fees and other finance income (expenses)	(28)	(61)	27
Change in fair value of research and development funding arrangements	(811)	(588)	(113)
Change in fair value of liability with respect to outstanding options to non-employee	104	20	-
Funding arrangements issuance expenses	-	-	(463)
Gain from sales of marketable securities	3,711	-	239
Gain from derivatives transactions	-	-	134
Foreign currency translation adjustments	315	242	(270)

Financial income (loss), net	$3,460	$(86)	$(25)